AB Equity Income Fund

Portfolio of Investments

August 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Information Technology - 21.4%
Communications Equipment - 5.7%
Cisco Systems, Inc.	101,450	$4,748,875
Juniper Networks, Inc.	410,740	9,512,738
Nokia Oyj (Sponsored ADR)-Class A (a)	3,271,430	16,226,293

		30,487,906

IT Services - 1.3%
Paychex, Inc. (a)	85,930	7,020,481

Semiconductors & Semiconductor Equipment - 1.1%
KLA Corp.	39,200	5,797,680

Software - 8.3%
Microsoft Corp.	186,110	25,657,125
Oracle Corp.	363,450	18,921,207

		44,578,332

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	75,500	15,759,870
Western Digital Corp.	186,650	10,689,445

		26,449,315

		114,333,714

Health Care - 14.5%
Health Care Equipment & Supplies - 2.7%
Medtronic PLC	132,500	14,295,425

Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.	32,300	7,558,200

Pharmaceuticals - 10.4%
Eli Lilly & Co. (a)	39,080	4,414,868
Merck & Co., Inc.	166,530	14,399,849
Pfizer, Inc.	583,720	20,751,246
Roche Holding AG (Sponsored ADR)	461,680	15,780,222

		55,346,185

		77,199,810

Financials - 14.0%
Banks - 8.7%
Bank of America Corp.	69,510	1,912,220
Citigroup, Inc.	76,200	4,903,470
Comerica, Inc.	54,150	3,338,348
JPMorgan Chase & Co.	93,720	10,296,079
PNC Financial Services Group, Inc. (The)	20,370	2,626,304
Wells Fargo & Co.	504,330	23,486,648

		46,563,069

Consumer Finance - 0.4%
Synchrony Financial	62,610	2,006,650

Insurance - 4.9%
American Financial Group, Inc./OH	68,360	6,902,309
Everest Re Group Ltd.	25,510	6,017,299
Fidelity National Financial, Inc.	127,000	5,580,380
Old Republic International Corp.	336,380	7,857,837

		26,357,825

		74,927,544

Company	Shares	U.S. $ Value
Consumer Staples - 13.2%
Beverages - 3.9%
PepsiCo, Inc.	153,370	$20,970,280

Food & Staples Retailing - 1.9%
Sysco Corp.	41,980	3,120,373
Walmart, Inc.	61,000	6,969,860

		10,090,233

Household Products - 3.8%
Kimberly-Clark Corp.	60,180	8,492,000
Procter & Gamble Co. (The)	96,290	11,576,947

		20,068,947

Tobacco - 3.6%
British American Tobacco PLC (Sponsored ADR) (a)	196,920	6,911,892
Philip Morris International, Inc.	172,880	12,462,919

		19,374,811

		70,504,271

Consumer Discretionary - 7.5%
Auto Components - 1.3%
Magna International, Inc.-Class A (United States) (a)	136,590	6,844,525

Automobiles - 1.4%
Fiat Chrysler Automobiles NV	550,410	7,232,387

Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp.	103,190	9,964,027

Multiline Retail - 1.5%
Target Corp. (a)	76,610	8,200,334

Specialty Retail - 1.4%
Gap, Inc. (The) (a)	426,170	6,729,225
Signet Jewelers Ltd. (a)	61,980	758,635

		7,487,860

		39,729,133

Industrials - 6.6%
Aerospace & Defense - 4.5%
Boeing Co. (The)	12,170	4,430,975
Lockheed Martin Corp.	51,580	19,812,394

		24,243,369

Electrical Equipment - 2.1%
Eaton Corp. PLC	135,240	10,916,573

		35,159,942

Company	Shares	U.S. $ Value
Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	65,000	$7,651,800
Marathon Petroleum Corp.	122,430	6,024,780
Royal Dutch Shell PLC (Sponsored ADR)	355,330	19,813,201

		33,489,781

Communication Services - 5.6%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	88,500	3,120,510
Verizon Communications, Inc.	121,720	7,079,235

		10,199,745

Media - 3.7%
Comcast Corp.-Class A	444,220	19,661,177

		29,860,922

Utilities - 4.2%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	171,560	15,637,694

Multi-Utilities - 1.3%
NiSource, Inc.	228,700	6,758,085

		22,395,779

Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
CubeSmart	166,880	5,989,323
Mid-America Apartment Communities, Inc.	64,610	8,184,795
Park Hotels & Resorts, Inc.	172,980	4,073,679
Sun Communities, Inc.	25,430	3,758,554

		22,006,351

Materials - 1.4%
Chemicals - 1.4%
LyondellBasell Industries NV-Class A	98,060	7,587,883

Total Common Stocks (cost $429,515,854)		527,195,130

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.07% (b)(c)(d) (cost $5,118,465)	5,118,465	5,118,465

Total Investments - 99.8% (cost $434,634,319) (e)		532,313,595
Other assets less liabilities - 0.2%		1,320,655

Net Assets - 100.0%		$533,634,250

(a)	Represents entire or partial securities out on loan.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $119,521,789 and gross unrealized depreciation of investments was $(21,842,513), resulting in net unrealized appreciation of $97,679,276.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Equity Income Fund

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$527,195,130		$	– 0	–	$	– 0	–	$527,195,130
Short-Term Investments	5,118,465			– 0	–		– 0	–	5,118,465

Total Investments in Securities	532,313,595			– 0	–		– 0	–	532,313,595
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$532,313,595		$	– 0	–	$	– 0	–	$532,313,595

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2019 is as follows:

Fund	Market Value 11/30/18 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)		Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$94,374	$89,256	$5,118		$50
Government Money Market Portfolio*		– 0	–	39,158	39,158	– 0	–	28

Total	$	– 0	–	$133,532	$128,414	$5,118		$78

*	Investments of cash collateral for securities lending transactions.